STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS

BONDS & NOTES -- 94.4%

SECURITY                                         PRINCIPAL        U.S. $ VALUE
------------------------------------------------------------------------------
Argentina -- 0.8%
------------------------------------------------------------------------------
Cablevision SA, 13.75%, 4/30/07                    $ 4,000,000    $  1,460,000
------------------------------------------------------------------------------
Total Argentina (identified cost $3,920,974)                      $  1,460,000
------------------------------------------------------------------------------
Brazil -- 1.5%
------------------------------------------------------------------------------
Republic of Brazil, 11.00%, 8/17/40                $ 4,000,000    $  2,670,000
------------------------------------------------------------------------------
Total Brazil (identified cost $3,093,851)                         $  2,670,000
------------------------------------------------------------------------------
Bulgaria -- 8.8%
------------------------------------------------------------------------------
Bulgaria Discount Bond (Brady),
Series A, 4.563%, 7/28/24(1)                       $20,000,000    $ 15,725,000
------------------------------------------------------------------------------
Total Bulgaria (identified cost $15,386,197)                      $ 15,725,000
------------------------------------------------------------------------------
China -- 3.5%
------------------------------------------------------------------------------
AES China Generating Co.,
10.125%, 12/15/06                                  $ 2,556,000    $  2,236,500
China Mobile Ltd., 2.25%, 11/3/05(2)                 2,250,000       2,120,625
Tingyi (CI) Holdings Corp.,
1.625%, 7/17/02(2)                                   1,500,000       1,916,250
------------------------------------------------------------------------------
Total China (identified cost $6,255,496)                          $  6,273,375
------------------------------------------------------------------------------
Ecuador -- 2.6%
------------------------------------------------------------------------------
Republic of Ecuador, 5.00%, 8/15/30(1)             $11,500,000    $  4,686,250
------------------------------------------------------------------------------
Total Ecuador (identified cost $4,873,353)                        $  4,686,250
------------------------------------------------------------------------------
Indonesia -- 0.6%
------------------------------------------------------------------------------
APP China Group Ltd., 14.00%, 3/15/10(3)           $ 2,000,000    $    185,000
APP Finance VI, 0.00%, 11/18/12(2)                   4,000,000         130,000
APP Finance VII, 3.50%, 4/30/03(2)(3)                2,000,000         175,000
DGS International Finance,
10.00%, 6/1/07(3)                                    2,000,000         140,000
Indah Kiat International Finance,
12.50%, 6/15/06(3)                                   1,000,000         265,000
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07(3)                             1,000,000         145,000
------------------------------------------------------------------------------
Total Indonesia (identified cost $7,180,999)                      $  1,040,000
------------------------------------------------------------------------------
Mexico -- 0.7%
------------------------------------------------------------------------------
Alestra SA, Sr. Notes, 12.625%, 5/15/09            $ 2,000,000    $  1,180,000
------------------------------------------------------------------------------
Total Mexico (identified cost $1,814,453)                         $  1,180,000
------------------------------------------------------------------------------
SECURITY                                         PRINCIPAL        U.S. $ VALUE
------------------------------------------------------------------------------

Morocco -- 0.3%
------------------------------------------------------------------------------
Snap Ltd., 11.50%, 1/29/09                DEM        1,433,333    $    539,518
------------------------------------------------------------------------------
Total Morocco (identified cost $716,186)                          $    539,518
------------------------------------------------------------------------------
New Zealand -- 0.9%
------------------------------------------------------------------------------
New Zealand Government, 6.00%, 11/15/11   NZD        4,000,000    $  1,638,414
------------------------------------------------------------------------------
Total New Zealand (identified cost $1,681,855)                    $  1,638,414
------------------------------------------------------------------------------
Peru -- 0.8%
------------------------------------------------------------------------------
Republic of Peru (Brady),
4.50%, 3/7/17(1)                                   $ 2,100,000    $  1,521,187
------------------------------------------------------------------------------
Total Peru (identified cost $1,520,400)                           $  1,521,187
------------------------------------------------------------------------------
Philippines -- 0.2%
------------------------------------------------------------------------------
Bayan Telecommunications,
13.50%, 7/15/06(3)(4)                              $ 2,000,000    $    280,000
------------------------------------------------------------------------------
Total Philippines (identified cost $1,901,375)                    $    280,000
------------------------------------------------------------------------------
Russia -- 3.2%
------------------------------------------------------------------------------
Russia Federation, 5.00%, 3/31/30(1)(4)            $12,000,000    $  5,752,500
------------------------------------------------------------------------------
Total Russia (identified cost $5,304,444)                         $  5,752,500
------------------------------------------------------------------------------
Taiwan -- 1.5%
------------------------------------------------------------------------------
Mosel Vitelic, Inc., 1.00%, 2/2/05(2)(4)           $ 3,000,000    $  2,670,000
------------------------------------------------------------------------------
Total Taiwan (identified cost $3,000,000)                         $  2,670,000
------------------------------------------------------------------------------
Thailand -- 0.5%
------------------------------------------------------------------------------
Total Access Communication,
8.375%, 11/4/06                                    $ 1,000,000    $    887,500
------------------------------------------------------------------------------
Total Thailand (identified cost $911,225)                         $    887,500
------------------------------------------------------------------------------
United Kingdom -- 0.0%
------------------------------------------------------------------------------
Esprit Telecom Group PLC,
11.00%, 6/15/08(3)                        DEM        2,000,000    $      4,286
------------------------------------------------------------------------------
Total United Kingdom (identified cost $1,117,631)
                                                                  $      4,286
------------------------------------------------------------------------------
United States -- 68.5%
------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 11.8%
------------------------------------------------------------------------------
AT & T Corp., 6.50%, 3/15/29                       $ 4,000,000    $  3,514,760

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                         PRINCIPAL        U.S. $ VALUE
------------------------------------------------------------------------------

United States (continued)
------------------------------------------------------------------------------
Baltimore Natural Gas and Electric,
6.73%, 6/12/12                                     $   400,000    $    433,508
BellSouth Capital Funding,
6.04%, 11/15/26                                        300,000         321,447
Beneficial Corp., 8.40%, 5/15/08                       330,000         382,846
Coca-Cola Enterprise, Deb.,
7.00%, 10/1/26                                         375,000         412,444
Commercial Credit Corp., 7.875%, 2/1/25              2,000,000       2,359,180
Dayton Hudson, Medium Term Notes,
9.52%, 6/10/15                                         350,000         441,525
Eaton Corp., 8.875%, 6/15/19                           500,000         572,460
Ford Holdings, 9.30%, 3/1/30                         1,000,000       1,161,520
General Motors Acceptance Corp.,
8.875%, 6/1/10                                       1,000,000       1,124,740
Grand Metropolitan Investment Corp.,
7.45%, 4/15/35                                         350,000         400,900
Ingersoll-Rand Co., 6.48%, 6/1/25                    1,050,000       1,111,855
Ingersoll-Rand Co., Deb.,
6.443%, 11/15/27                                       120,000         127,180
Johnson Controls, 7.70%, 3/1/15                      1,500,000       1,698,840
Level 3 Communication Inc., Sr. Notes,
11.25%, 3/15/10                           EUR        2,000,000         785,871
Motorola, Inc., 6.50%, 9/1/25                          300,000         297,264
NBD Bank N.A., 8.25%, 11/1/24                          610,000         741,424
Northwest National Gas, 6.80%, 5/21/07                 250,000         271,337
Procter & Gamble Co., 8.00%, 9/1/24                  1,500,000       1,808,145
TRW, Inc., Medium Term Notes,
9.35%, 6/4/20                                        1,900,000       2,159,863
Willamette Industries, Deb.,
7.35%, 7/1/26                                           50,000          54,344
Worldcom, Inc., 7.75%, 4/1/27                        1,000,000       1,051,800
------------------------------------------------------------------------------
Total Corporate Bonds & Notes (identified cost, $21,084,854)
                                                                  $ 21,233,253
------------------------------------------------------------------------------
Mortgage Pass-Throughs -- 55.9%
Federal Home Loan Mortgage Corp.:
   7.95% with maturity at 2022                     $ 4,706,682    $  5,149,590
   8.00% with various maturities to 2021             3,053,044       3,289,371
   8.15% with maturity at 2021                       3,443,349       3,735,386
   8.30% with maturity at 2021                       4,122,303       4,559,828
   8.47% with maturity at 2018                       2,976,057       3,300,947
   8.50% with various maturities to 2019               818,219         909,838
   9.00% with maturity at 2019                         238,523         267,596
   9.25% with various maturities to 2016             2,619,370       2,884,241
SECURITY                                         PRINCIPAL        U.S. $ VALUE
------------------------------------------------------------------------------

United States (continued)
------------------------------------------------------------------------------

   9.50% with various maturities to 2027           $ 4,417,373    $  5,016,650
   9.75% with various maturities to 2020               613,577         700,022
   10.00% with maturity at 2021                      1,849,805       2,117,370
   10.25% with maturity at 2010                      1,147,130       1,280,225
   10.50% with various maturities to
   2021                                              5,646,088       6,554,017
   11.00% with various maturities to
   2019                                              8,807,172      10,292,338
   11.25% with maturity at 2010                        126,123         143,866
   12.50% with various maturities to
   2019                                              1,113,253       1,334,143
   12.75% with maturity at 2013                         68,136          81,134
   13.25% with maturity at 2013                         22,191          26,616
   13.50% with maturity at 2019                        146,395         176,007
------------------------------------------------------------------------------
                                                                  $ 51,819,185
------------------------------------------------------------------------------
Federal National Mortgage Association:
   5.00% with maturity at 2003                     $     6,547    $      6,575
   5.50% with maturity at 2012                           2,180           2,228
   7.00% with maturity at 2014                       2,434,964       2,604,669
   7.50% with various maturities to 2018             1,307,337       1,400,079
   8.00% with various maturities to 2020             1,951,370       2,127,756
   8.50% with various maturities to 2026             3,124,020       3,424,437
   9.00% with various maturities to 2024             3,648,593       4,067,167
   9.50% with various maturities to 2021             1,592,797       1,800,770
   10.50% with maturity at 2020                        974,798       1,130,595
   11.00% with maturity at 2025                        448,377         522,920
   11.50% with maturity at 2019                        901,309       1,059,228
   12.00% with maturity at 2015                        366,105         434,366
   12.50% with maturity at 2015                      2,299,512       2,749,762
   12.75% with maturity at 2014                         73,300          89,517
   13.00% with various maturities to
   2027                                              1,128,231       1,364,672
   13.25% with maturity at 2014                        143,534         177,452
   13.50% with various maturities to
   2015                                                595,668         714,935
   14.75% with maturity at 2012                      1,123,943       1,401,548
------------------------------------------------------------------------------
                                                                  $ 25,078,676
------------------------------------------------------------------------------
Government National Mortgage Association:
   6.50% with maturity at 2002                     $   133,158    $    133,158
   7.00% with maturity at 2023                       3,470,699       3,681,075

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                         PRINCIPAL        U.S. $ VALUE
------------------------------------------------------------------------------

United States (continued)
------------------------------------------------------------------------------
   7.50% with maturity at 2017                     $   247,513    $    269,438
   7.75% with maturity at 2019                         439,094         482,972
   8.00% with various maturities to 2023             5,497,490       6,018,406
   8.30% with various maturities to 2020             3,229,872       3,565,922
   8.50% with various maturities to 2021             2,668,230       2,952,531
   9.00% with various maturities to 2016               875,991         972,825
   9.50% with maturity at 2021                       3,376,157       3,856,989
   12.50% with maturity at 2019                      1,204,451       1,445,407
   13.50% with maturity at 2014                        101,984         125,718
------------------------------------------------------------------------------
                                                                  $ 23,504,441
------------------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost, $96,660,851)                                 $100,402,302
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.8%
United States Treasury Bond,
7.875%, 2/15/21(5)
-(identified cost, $1,271,719)                     $ 1,000,000    $  1,349,290
------------------------------------------------------------------------------
Total United States
   (identified cost $119,017,424)                                 $122,984,845
------------------------------------------------------------------------------
Total Bonds & Notes
   (identified cost, $177,695,863)                                $169,312,875
------------------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Indonesia -- 0.0%
------------------------------------------------------------------------------
Asia Pulp and Paper(6)                                   2,000    $          0
------------------------------------------------------------------------------
Total Indonesia (identified cost $0)                              $          0
------------------------------------------------------------------------------
Total Warrants (identified cost $0)                               $          0
------------------------------------------------------------------------------

U.S. COMMON STOCKS -- 1.9%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
REITS -- 1.9%
------------------------------------------------------------------------------
Duke-Weeks Realty Corp.                                 36,500    $    841,325
Plum Creek Timber Co., Inc.                             31,400         867,582
Public Storage, Inc.                                    52,800       1,736,592
------------------------------------------------------------------------------
Total U.S. Common Stocks
   (identified cost $2,792,913)                                   $  3,445,499
------------------------------------------------------------------------------

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.4%

SECURITY                                         PRINCIPAL        VALUE
------------------------------------------------------------------------------
Banque National De Paris Euro
Time-Deposit Cayman Islands,
2.50%, 11/1/01                                     $ 9,700,000    $  9,700,000
------------------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $9,700,000)                                $  9,700,000
------------------------------------------------------------------------------
Total Investments -- 101.7%
   (identified cost $190,188,776)                                 $182,458,374
------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.7)%                          $ (2,966,300)
------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $179,492,074
------------------------------------------------------------------------------

 REIT - Real Estate Investment Trust

 EUR - Euro Dollar

 DEM - Deutsche Mark

 NZD - New Zealand Dollar
 (1)  Variable rate or step coupon security
 (2)  Convertible bond
 (3)  Defaulted security
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (6)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $190,188,776)                          $182,458,374
Cash                                            35,455
Receivable for investments sold                124,721
Interest receivable                          2,320,494
Receivable for daily variation margin on
   open financial futures contracts             72,475
Receivable for open forward foreign
   currency contracts                          209,665
Prepaid expenses                                 1,215
------------------------------------------------------
TOTAL ASSETS                              $185,222,399
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  5,655,867
Payable for open forward foreign
   currency contracts                           20,347
Accrued expenses                                54,111
------------------------------------------------------
TOTAL LIABILITIES                         $  5,730,325
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $179,492,074
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $186,454,324
Net unrealized depreciation (computed on
   the basis of identified cost)            (6,962,250)
------------------------------------------------------
TOTAL                                     $179,492,074
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2001
Investment Income
-----------------------------------------------------
Interest                                  $14,324,432
Dividends                                     255,329
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $14,579,761
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   851,827
Administration fee                            245,934
Trustees' fees and expenses                    14,687
Legal and accounting services                  84,302
Custodian fee                                  83,058
Miscellaneous                                   9,116
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,288,924
-----------------------------------------------------

NET INVESTMENT INCOME                     $13,290,837
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(3,860,514)
   Financial futures contracts              3,770,670
   Interest rate swap contracts              (197,993)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   607,802
-----------------------------------------------------
NET REALIZED GAIN                         $   319,965
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 2,726,549
   Financial futures contracts                898,985
   Interest rate swap contracts               343,706
   Foreign currency and forward foreign
      currency exchange contracts              51,038
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 4,020,278
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 4,340,243
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $17,631,080
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED           YEAR ENDED
IN NET ASSETS                             OCTOBER 31, 2001     OCTOBER 31, 2000
----------------------------------------------------------------------------------
From operations --
   Net investment income                  $        13,290,837  $        13,115,602
   Net realized gain                                  319,965            1,401,979
   Net change in unrealized
      appreciation (depreciation)                   4,020,278          (10,538,607)
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $        17,631,080  $         3,978,974
----------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $        63,309,531  $        58,894,662
   Withdrawals                                    (56,160,721)         (58,443,527)
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $         7,148,810  $           451,135
----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        24,779,890  $         4,430,109
----------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------
At beginning of year                      $       154,712,184  $       150,282,075
----------------------------------------------------------------------------------
AT END OF YEAR                            $       179,492,074  $       154,712,184
----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED OCTOBER 31,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.79%        0.83%        0.86%        0.83%        0.86%
   Net investment income              8.10%        8.36%        9.14%        8.31%        8.06%
Portfolio Turnover                      54%          49%          47%          71%          77%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $179,492     $154,712     $150,282     $138,446     $121,256
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Debt securities (other than mortgage-backed, pass-through securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the advisor which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Equity securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The revised guide will require the Portfolio to amortize market premium on all fixed-income securities, to change its methodology for accreting certain discounts and to classify gains and losses realized on prepayments received on mortgage-backed securities, presently included in realized gains/losses, as part of interest income. Adopting this accounting policy will not alter the Portfolio's net assets, but will change the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The impact of this accounting change will also result in a decrease to cost of securities and a corresponding increase in net unrealized appreciation/depreciation of $553,075 based on securities held as of October 31, 2001. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Gains and Losses From Investment Transactions -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on the daily fluctuations in the value of the underlying security,

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Written Options -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

 I Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 J Reverse Repurchase Agreements -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily and offset against interest income for financial statement purposes.

 K Interest Rate Swaps -- The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements the Portfolio makes monthly payments at a rate equal to a predetermined spread to the one-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of the measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 L Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credits used to reduce the Portfolio's custodian fees are reported separately as a reduction of total expenses in the Statement of Operations. For the year ended
   October 31, 2001, $13,320 in credits were used to reduce the Portfolio's custodian fee.

 M Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 N Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of investments). Such percentages are reduced as average daily net assets exceed certain levels. For the year ended October 31, 2001, the fee was equivalent to 0.52% of the Portfolio's average net assets for such period and amounted to $851,827. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $245,934 for the year ended October 31, 2001.
   Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended
   October 31, 2001, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2001.

4 Investment Transactions
-------------------------------------------
   The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At October 31, 2001, the Portfolio had invested approximately 24% of its net assets or approximately $43,000,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, for the year ended October 31, 2001 were as follows:

    PURCHASES
    ------------------------------------------------------
    Investments (non-U.S. Government)         $ 46,548,317
    U.S. Government Securities                  63,744,588
    ------------------------------------------------------
                                              $110,292,905
    ------------------------------------------------------

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

    SALES
    ------------------------------------------------------
    Investments (non-U.S. Government)         $ 47,342,545
    U.S. Government Securities                  37,966,094
    ------------------------------------------------------
                                              $ 85,308,639
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2001 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                             SALES
    ----------------------------------------------------------------------------------------
                                                                              NET UNREALIZED
    SETTLEMENT                                             IN EXCHANGE FOR    APPRECIATION
    DATE(S)      DELIVER                                   (IN U.S. DOLLARS)  (DEPRECIATION)
    ----------------------------------------------------------------------------------------
      11/01/01   Euro Dollar
                 10,056,862                                 $     9,103,560   $       19,558
       6/06/02   Hong Kong Dollar
                 85,700,000                                      10,985,489            4,895
      11/19/01   Japanese Yen
      11/29/01   1,533,179,110                                   12,602,540           58,833
      11/23/01   Singapore Dollar
                 7,300,000                                        4,004,388             (198)
    ----------------------------------------------------------------------------------------
                                                            $    36,695,977   $       83,088
    ----------------------------------------------------------------------------------------

                                           PURCHASES
    ----------------------------------------------------------------------------------------
                                                                              NET UNREALIZED
    SETTLEMENT                                             DELIVER            APPRECIATION
    DATE(S)      IN EXCHANGE FOR                           (IN U.S. DOLLARS)  (DEPRECIATION)
    ----------------------------------------------------------------------------------------
      11/13/01   Australian Dollar
                 5,700,000                                  $     2,889,900   $      (20,149)
       11/1/01   Euro Dollar
       11/8/01   13,587,262                                      12,145,619          126,379
    ----------------------------------------------------------------------------------------
                                                            $    15,035,519   $      106,230
    ----------------------------------------------------------------------------------------

                                       FUTURES CONTRACTS
    ----------------------------------------------------------------------------------------
                                                                              NET UNREALIZED
    EXPIRATION                                                                APPRECIATION
    DATE(S)      CONTRACTS                                 POSITION           (DEPRECIATION)
    ----------------------------------------------------------------------------------------
         12/01   447 U.S. Treasury Note                    Long               $    1,217,867
         12/01   13 Japanese Bond                          Short                    (154,580)
         12/01   128 U.S. Treasury Bond                    Short                    (476,736)
    ----------------------------------------------------------------------------------------
                                                                              $      586,551
    ----------------------------------------------------------------------------------------

   At October 31, 2001, the Portfolio had sufficient cash and/ or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $190,303,933
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,415,024
    Gross unrealized depreciation              (14,260,583)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (7,845,559)
    ------------------------------------------------------

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF STRATEGIC INCOME PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at October 31, 2001, and the results of its operations, the changes in its net assets, and the supplementary data for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2001

EATON VANCE STRATEGIC INCOME FUND AS OF OCTOBER 31, 2001

INVESTMENT MANAGEMENT

STRATEGIC INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Mark S. Venezia
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant